Investment Objectives and Goals - Simplify Prime Money Market ETF	Oct. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY PRIME MONEY MARKET ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Prime Money Market ETF (the “Fund” or “SPRI”) seeks current income as is consistent with liquidity and stability of principal.